Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Other Comprehensive Income to Income - Cash flow hedge - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	$ (35,337)	$ (40,112)	$ (43,286)
Bond hedging derivatives
Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	1,288	817	(826)
Interbank loans hedging derivatives
Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	0	(4,775)	(4,762)
Mortgage loans hedging derivatives
Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	$ (36,625)	$ (36,154)	$ (37,698)